Inventories, net	12 Months Ended
Dec. 31, 2017
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Inventories, net

8. Inventories, net

An analysis of inventories at December 31, 2016 and 2017 is as follows:

	2016	2017
Mobile phones, accessories, computers, TVs, cards and other materials	Ps. 41,020,172	Ps. 42,262,511
Less: Reserve for obsolete and slow-moving inventories	(4,148,880)	(3,452,946)

Total	Ps. 36,871,292	Ps. 38,809,565

For the years ended December 31, 2015, 2016 and 2017, the cost of inventories recognized in cost of sales was Ps. 145,491,598, Ps. 172,495,376 and Ps. 170,154,336, respectively.